Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 017	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	05-0494040
Plan number	017
Participant Contributions Transferred Late to Plan	$ 110,557
Contributions Not Corrected	0
Contributions corrected Outside of VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 110,557